[Letterhead of Chapman and Cutler LLP]

March 20, 2019

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	RiverNorth Opportunistic Municipal Income Fund II, Inc.
Initial Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the RiverNorth Opportunistic Municipal Income Fund II, Inc. (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed initial Registration Statement on Form N-2 (the “Registration Statement”) complete with certain exhibits filed therewith in connection with the initial public offering of common shares by the Fund.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Registration Statement. We have relied upon the registration statement relating to the RiverNorth Opportunistic Municipal Income Fund, Inc. (“RMI”) as precedent in drafting the Registration Statement and consider portions of such filing to be substantially similar to the Registration Statement.

The disclosure in the Registration Statement with regard to the description of the Fund, its investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is substantially similar to the disclosures made in the registration statement relating to RMI’s common shares (File Nos. 333-226273 and 811-23366). The disclosure in the Registration Statement has generally been revised only as necessary to set forth the anticipated terms of the initial public offering.

A fee of $2.43 to cover the registration fee under the Securities Act has been paid.

Securities and Exchange Commission

March 20, 2019

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please do not hesitate to contact me at (312) 845-3273 or Roy Kim at (312) 845-3850.

Very truly yours,

/s/ Walter L. Draney
Walter L. Draney

Enclosures